SUBSEQUENT EVENTS (Details) (Subsequent Event [Member])	1 Months Ended				1 Months Ended
	Sep. 30, 2014 Series L Convertible Bonds [Member] USD ($)	Sep. 30, 2014 Series L Convertible Bonds [Member] ILS	Sep. 23, 2014 Series L Convertible Bonds [Member] USD ($)	Sep. 23, 2014 Series L Convertible Bonds [Member] ILS	Jul. 31, 2014 Grow Mobile [Member] USD ($)	Jul. 15, 2014 Grow Mobile [Member] USD ($)
Subsequent Event [Line Items]
Initial purchase price						$ 15,200,000
Adjustment resulting in negative working capital recorded to acquiree's balance sheet						1,800,000
Consideration paid with cash					8,200,000
Total equity consideration equity to be paid according to payment schedule					7,000,000
Total potential purchase price through earn-out provision						42,000,000
Total additional cash and equity consideration to be paid during the 24 months after the closing, contingent upon achieving certain revenue and profit milestones						25,000,000
Convertible bonds, aggregate par value			39,200,000	143,500,000
Bond purchase price, expressed as percentage of par value	96.50%	96.50%
Convertible bonds, annual interest rate			5.00%	5.00%
Date of first required payment	Mar. 31, 2016	Mar. 31, 2016
Convertible bonds, conversion price			$ 9.19	33.605
Proceeds from private placement	$ 37,300,000	136,500,000